Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jan. 01, 2019	Jun. 30, 2018	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation										$ 0.2		$ 2.1	$ 0.8
Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense										$ 0.4		$ 0.4	0.4
2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize award										2 years 4 months 24 days
Options outstanding										26,575,000		26,475,000
Service-based share options, granted							1,300,000			1,300,000	[1]
Weighted-average grant date fair value of option granted										$ 0.42		$ 0.24
Total intrinsic value of options redeemed or exercised										$ 0.5		$ 0.2	3.2
Unrecognized compensation costs, option										$ 0.5
Employee Stock Option | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period										3 years
Share based payment award, requisite service period										3 years
Options with terms modified during the period, number			9,800,000						9,800,000
Expiration date after modification									May 31, 2021
Earliest expiration date before modification									2018
Latest expiration date before modification									2020
Employee Stock Option | General and administrative | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity based compensation expense									$ 0.7
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Common Shares and Class C Units authorized for issuance as RSUs										7.50%
Maximum number of Common Shares that may be issued under the plan										6,362,485
Share based payment award, restricted stock grant date fair value										$ 2.4		$ 4.2	$ 9.8
Share based payment award, restricted stock grant date price per common share										$ 1.57		$ 4.20	$ 6.94
Restricted stock units vested										446,728
Outstanding unvested RSUs										2,490,277		1,385,255
Unrecognized compensation costs, RSUs										$ 5.1
Weighted-average period to recognize award										2 years 2 months 12 days
Share based payment award, restricted stock unit granted										1,500,000
Restricted Stock Units (RSUs) | Grants Made in 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs, RSUs										$ 1.8
Restricted Stock Units (RSUs) | Time Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested	275,001	171,727	403,118
Issuance of shares related to RSUs, net of employee tax withholding				241,645	133,021	357,684
Restricted Stock Units (RSUs) | Performance Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period description										These performance-based RSUs vest on a straight-line basis over a four-year period, subject to continued service through the applicable vesting dates.
Restricted Stock Units (RSUs) | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period										4 years
Share based payment award, vesting period description										The Restricted Class C Units vest over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee's continued service. There are no voting rights or rights to receive distributions prior to vesting for unvested Restricted Class C Units.
Share based payment award, restricted stock grant date fair value														$ 1.5
Outstanding unvested RSUs										96,065
Unrecognized compensation costs, RSUs										$ 0.4
Weighted-average period to recognize award								1 year
Share based payment award, restricted stock unit granted														192,130
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense										$ 3.2		$ 3.4	$ 1.6

[1]	Exercise price of the options granted and forfeited are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related options.